Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jul. 23, 2014
Income Taxes [Line Items]
Income (loss) before income tax provision (benefit)	$ (22,107)	$ (136)
Income tax provision (benefit)	$ (4,069)	$ (60)
Effective tax rate	18.00%	44.00%
Ownership percentage of Terra LLC			30.30%
Statutory tax rate percentage	35.00%
Riverstone
Income Taxes [Line Items]
Ownership percentage by other entities			5.80%
Net SunEdison Investment
Income Taxes [Line Items]
Ownership percentage by other entities			63.90%